Note 8 - Fair Value Instruments Carried At Cost - Available For Sales (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurement Of Assets Line Items
Assets	€ 690,059	€ 731,856	€ 749,855
Not Measured At Fair Value In Statement Of Financial Position But For Which Fair Value Is Disclosed [Member] | Financial Assets Available for sale Category [Member]
Fair Value Measurement Of Assets Line Items
Assets	€ 469	€ 565	€ 600